SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 – SUBSEQUENT EVENTS

Private Placement

On April 20, 2017, the Company completed a private placement (the “Private Placement”) with Co-Investment, which hold more than 5% of our common stock. Donald Caldwell, who is the CEO and chairman of the board of directors of the Company, is the CEO for Cross Atlantic Capital Partners, Inc., which is the managing partner of Co-Investment. The Company issued and Co-Investment purchased 1,000,000 shares of our Series C Convertible Preferred Stock at a per share price of $2.00 for an aggregate total investment of $2,000,000 pursuant to the terms of a securities purchase agreement (the “Purchase Agreement”). The Company intends to use the net proceeds of the Private Placement for working capital purposes. See Note 5 – Transactions With Related Parties for a description of the Series C Preferred Stock.

The Company agreed, pursuant to the terms of the Purchase Agreement, that for a period of 90 days after the effective date (the “Initial Standstill”) of the Purchase Agreement, the Company shall not, subject to certain exceptions, offer, sell, grant any option to purchase, or otherwise dispose of any equity securities or equity equivalent securities, including without limitation, any debt, preferred stock, rights, options, warrants or other instrument that is at any time convertible into or exchangeable for, or otherwise entitles the holder thereof to receive, capital stock and other securities of the Company. In addition, pursuant to the Purchase Agreement, the Company was permitted to sell up to an additional 500,000 shares of Series C Preferred Stock Units to other existing stockholders within 90 days following the Closing on substantially the same terms and conditions described above and as set forth in the Purchase Agreement.

The Purchase Agreement also provides for a customary participation right for Co-Investment, subject to certain exceptions and limitations, which grants Co-Investment the right to participate in any future capital raising financings of the Company occurring from the effective date of the Purchase Agreement until 24 months after the effective date of the Purchase Agreement. Co-Investment may participate in such financings at a level based on Co-Investment’s ownership percentage of the Company on a fully-diluted basis prior to such financing.

In connection with the Private Placement, the board of directors of the Company approved a Certificate of Designation of Series C Convertible Preferred Stock of the Company (the “Certificate of Designation”) setting forth the rights, preferences and limitations of the Series C Preferred Stock. The Company’s board of directors has designated 4,000,000 shares of Series C Preferred stock. On April 19, 2017, the Company filed the Certificate of Designation with the Secretary of State of the State of Delaware.

The Certificate of Designation provides, among other things, that upon the liquidation, sale or merger of the Company, the holders of shares of Series C Preferred Stock are entitled to receive an amount equal to the greater of (A) a liquidation preference equal to two and a half (2.5) times the Series C Preferred Stock original issue price, subject to certain customary adjustments, or (B) the amount such Series C Preferred share would receive if it participated pari passu with the holders of shares of Common Stock on an as-converted basis.

Each Series C Preferred Share is convertible into 20 shares of Common Stock.

For so long as any Series C Preferred Shares are outstanding, the vote or consent of the holders of at least two-thirds of the Series C Preferred Shares is required to approve (Y) any amendment to the Company’s certificate of incorporation or bylaws that would adversely alter the voting powers, preferences or special rights of the Series C Preferred Stock or (Z) any amendment to the Company’s certificate of incorporation to create any shares of capital stock that rank senior to the Series C Preferred Stock. In addition to the voting rights described above, for so long as 1,000,000 Series C Preferred Shares are outstanding, the vote or consent of the holders of at least two-thirds of the Series C Preferred Shares is required to effect or validate any merger, sale of substantially all of the assets of the Company or other fundamental transaction, unless such transaction, when consummated, will provide the holders of Series C Preferred stock with an amount per share equal to two and a half (2.5) times the Series C Preferred Stock original issue price plus any declared but unpaid dividends.

On May 11, 2017, the Company completed a private placement (the “Second Private Placement”) with Azeez Enterprises, L.P., which hold more than 5% of our Series C Preferred Stock. Michael Azeez is a member of the board of directors of the Company and is the managing partner of Azeez Enterprises, L.P. The Company issued and Azeez Enterprises, L.P. purchased 75,000 shares of our Series C Convertible Preferred Stock at a per share price of $2.00 for an aggregate total investment of $150,000 pursuant to the terms of a securities purchase agreement at essentially the same terms as those contained in the Purchase Agreement (the “Second Purchase Agreement”). Also as part of the Second Private Placement and Second Purchase Agreement with John Scarpa, which hold more than 5% of our Series B Preferred Stock. The Company issued and John Scarpa purchased 75,000 shares of our Series C Convertible Preferred Stock at a per share price of $2.00 for an aggregate total investment of $150,000 pursuant to the terms of the Second Purchase Agreement. The Company intends to use the net proceeds of the Second Private Placement for working capital purposes.

NOTE 11 – SUBSEQUENT EVENTS

Co-Investment $2,000,000 funding Commitment

On March 29, 2017, Co-Investment provided the Company with a funding commitment letter (the “Commitment Letter”) whereby Co-Investment committed to purchase 1,000,000 shares of the Company’s new series C preferred stock, par value $0.001 per share, (“Series C Preferred Stock”) at a per share purchase price of $2.00 per share for an aggregate purchase price of $2,000,000 (the “Commitment”). The Company anticipates Co-Investment will fulfill the Commitment in April as soon as practical. The Company intends to use the net proceeds of the Commitment for working capital purposes.

The Series C Preferred Stock will be entitled to vote as a single class with the holders of the Company’s common stock, with each share of Series C Preferred Stock having the right to 20 votes. Upon the liquidation, sale or merger of the Company, each share of Series C Preferred Stock is entitled to receive an amount equal to the greater of (A) a liquidation preference equal to two and half (2.5) times the Series C Preferred Stock original issue price, subject to certain customary adjustments, or (B) the amount such share of Series C Preferred Stock would receive if it participated pari passu with the holders of common stock on an as-converted basis. The liquidation preference is calculated by taking the product of the issued and outstanding shares of Series C Preferred stock times $5.00. Each share of Series C Preferred Stock becomes convertible into 20 shares of common stock, subject to adjustment and at the option of the holder of the Series C Preferred Stock. For so long as any shares of Series C Preferred Stock are outstanding, the vote or consent of the holders of at least two-thirds of the Series C Preferred Stock is required to approve (Y) any amendment to the Company’s certificate of incorporation or bylaws that would adversely alter the voting powers, preferences or special rights of the Series C Preferred Stock or (Z) any amendment to the Company’s certificate of incorporation to create any shares of capital stock that rank senior to the Series C Preferred Stock. In addition to the voting rights described above, for so long as 1,000,000 shares of Series C Preferred Stock are outstanding, the vote or consent of the holders of at least two-thirds of the shares of Series C Preferred Stock is required to effect or validate any merger, sale of substantially all of the assets of the Company or other fundamental transaction, unless such transaction, when consummated, will provide the holders of Series C Preferred Stock with an amount per share equal to two and a half (2.5) times the Series C Preferred Stock original issue price in aggregate for all issued and outstanding Series C Preferred Stock.